Shareholder Report, Average Annual Return (Details) 190997_Buffalo Early Stage Growth Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	81 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Early Stage Growth Fund Institutional Class
Average Annual Return, Percent	8.73%	(4.23%)	4.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.56%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	23.58%	1.62%	7.50%